Fair Values (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Financial Instruments Measured at Fair Value

The Group’s financial instruments measured at fair value at fiscal year-end are as follows:

Instruments Portfolio as of 12.31.18	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	70,097,764	—
Government Securities	2,952,344	1,278,048	469,414
Private Securities	308,755	36,270	792,568
Derivative Financial Instruments	—	1,785,640	—
Other Financial Assets	4,264,431	39,000	—
Other Debt Securities (*)	9,112,099	—	—
Financial Assets Pledged as Collateral	3,184,346	275,366	—
Equity Instruments	26,795	—	134,259
Liabilities
Liabilities at fair value through profit or loss	1,366,785	777,879	—
Derivative Financial Instruments	—	1,835,789	—

Total	18,481,985	70,898,420	1,396,241

(*)	It relates to Secured Bonds issued by Argentina measured at fair value with changes in OCI.

Instruments Portfolio as of 12.31.17	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	26,367,677	—	—
Government Securities	13,679,229	—	243,931
Private Securities	1,009,000	5,906	1,442,054
Derivative Financial Instruments	—	775,674	—
Other Financial Assets	4,516,227	57,582	—
Other Debt Securities (*)	142,450	—	—
Financial Assets Pledged as Collateral	2,249,914	—	—
Equity Instruments	28,233	—	83,690
Liabilities
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	—	846,331	—

Total	47,992,730	(7,169)	1,769,675

(*)	It relates to Secured Bonds issued by Argentina measured at fair value with changes in OCI.

Instruments Portfolio as of 01.01.17	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	16,158,217	—	—
Government Securities	7,110,319	1,972,400	576,840
Private Securities	778,214	10,541	2,211,213
Derivative Financial Instruments	—	229,436	—
Other Debt Securities (*)	930,257	—	—
Other Financial Assets	4,544,877	71,860	—
Financial Assets Pledged as Collateral	4,205,704	—	—
Equity Instruments	93,727	—	93,408
Liabilities
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	—	290,384	—

Total	33,821,315	1,993,853	2,881,461

(*)	It relates to Secured Bonds issued by Argentina measured at fair value with changes in OCI.

Summary of Changes in Instruments Included in Fair Value Level 3

Changes in instruments included in fair value Level 3 are as follows:

Level 3	12.31.17	Transfers(*)	Purchases	Sales	Income (Loss)	Inflation Effect	12.31.18
Government Securities	243,931	1,255,553	10,382,946	(11,115,519)	149,564	(447,061)	469,414
Private Securities	1,442,054	389,298	6,352,483	(7,084,950)	372,340	(678,657)	792,568
Equity Instruments	83,690	—	—	—	86,938	(36,369)	134,259

Total	1,769,675	1,644,851	16,735,429	(18,200,469)	608,842	(1,162,087)	1,396,241

(*) They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	01.01.17.	Transfers(*)	Purchases	Sales	Income (Loss)	Inflation Effect	12.31.17
Government Securities	576,840	(234,067)	450,486	(504,713)	46,969	(91,584)	243,931
Private Securities	2,211,213	(434,784)	2,626,022	(2,789,653)	233,810	(404,554)	1,442,054
Equity Instruments	93,408	—	—	—	9,776	(19,494)	83,690

Total	2,881,461	(668,851)	3,076,508	(3,294,366)	290,555	(515,632)	1,769,675

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Summary of Assets and Liabilities Recorded at Amortized Cost

The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Assets/(Liabilities) Accounts	Carrying Amount	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	143,309,428	143,309,428	143,309,428	—	—
Loans and Other Financing	282,710,068	289,581,428	—	—	289,581,428
Other Financial Assets	9,047,932	9,047,932	9,047,932	—	—
Other Debt Securities	14,424,134	14,631,751	763,126	—	13,868,625
Repo Transactions	2,068,076	2,068,076	2,068,076	—	—
Financial Assets Pledged as Collateral	10,817,492	10,817,492	10,817,492	—	—
Liabilities
Deposits	360,097,275	359,875,025	—	—	359,875,025
Loans from the Argentine Central Bank and Other Financial Institutions	19,446,028	17,689,372	—	—	17,689,372
Debt Securities	29,983,653	29,269,086	29,269,086	—	—
Subordinated Debt Securities	9,767,874	8,513,061	—	—	8,513,061
Repo Transactions	1,948,559	1,944,965	—	—	1,944,965
Other Financial Liabilities	63,235,042	63,235,113	—	—	63,235,113